AMANA MUTUAL FUNDS TRUST
NOVEMBER 30, 1995 REPORT
INCOME FUND
GROWTH FUND


FELLOW SHAREOWNERS:

Where do we go from here? Our last letter was very optimistic about the potential returns from financial assets for the remainder of the century. Throughout 1995 we were correct and our positive outlook remains into 1996.

As shown in the following financial statements, the Amana Funds served their shareholders well during the six months ended November 30, 1995.

AMANA INCOME FUND The Fund returned 11.1% to shareholders for the six months, a very respectable return given its conservative investment focus on income. The Fund returned a total of 27.5% for calendar year 1995. For the last five calendar years, the Fund returned an average of 10.9% per year.

AMANA  GROWTH  FUND
     The Growth Fund had a very strong gain through November 30, growing 22.4% since May 31 and 35.0% for calendar year 1995.

     THE OUTLOOK Nowhere is it written that markets must decline after a hot year like 1995. With low inflation, one can pay well for stocks sporting reasonable growth prospects. Indeed, we see continued slow growth and flat interest rates.Politically, the climate is still favorable though not as bullish as last fall:lower taxes and higher speed limits.

     The debate has shifted from increasing government expenditures to whether, where and how much to cut. Newt Gingrich now can add TIME Man of the Year to his resume: not because they like him, but because of his influence on changing the terms of the debate. Technological change is exploding, lowering costs and greatly increasing productivity. Our times are driven by the information technologies in which America excels. We should be the beneficiaries of long-term trends from which our shareholders are well positioned to benefit. Internationalization of busi ness both spurs and is spurred by the information revolution.

     Similarly, a successful company no longer can operate in one national market. To take advan tage of these trends, we have sought companies that are technological lead ers or that have a significant international exposure. Our international tele communications company investments exemplify these trends Growth Fund is best suited to invest with these trends because income is not a concern. As port folio managers, we increasingly seek companies with earnings and assets outside the United States. We invite you to review the current portfolios of both Funds.

     Additional detail and financial information is provided on the following pages. As always, we appreciate your participation in the Amana Funds and we welcome your comments and suggestions. If you have any questions or need help, please call us at 800/SATURNA.

      Respectfully yours,

                  NICHOLAS KAISER,       BASSAM OSMAN,
                    PRESIDENT            CHAIRMAN

JANUARY 8, 1996

INCOME FUND
INVESTMENTS
NOVEMBER 30, 1995

                                   NUMBER                                  MARKET
ISSUE                              OF SHARES                 COST          VALUE

COMMON STOCKS (97.6%)

BUSINESS SERVICES (7.0%
     H&R Block                     9,000                   $328,185       $400,500
     Dun & Bradstreet              6,500                    331,020       405,438
                                                            --------      -------
                                                            659,205       805,938

CHEMICALS  (6.3%)
     ARCO Chemical                 6,500                    238,792       316,875
     Chemed                        5,000                    168,378       195,000
     Lawter International          20,000                   189,220       217,500
                                                           --------      -------
                                                            596,390       729,375

MACHINERY (3.1%)
     Manitowoc Company             12,000                    276,656       351,000

MEDICAL  (8.2%)
     American Home Products        5,000                    242,862       456,250
     Bristol-Myers Squibb          6,000                    261,835       481,500
                                                            --------      -------
                                                            504,697       937,750

MINING (1.5%)
     RTZ Corp PLC ADS              3,000                    149,420       175,500

OIL & GAS PRODUCTION (10.8%)
     Atlantic Richfield            4,000                    447,256       433,500
     Exxon                         5,000                    307,279       386,875
     Mobil Corporation             4,000                    257,501       417,500
                                                            --------      -------
                                                            1,012,036     1,237,875

OIL & GAS - PIPELINE (2.3%)
     Enron                         7,000                    208,560       262,500

RUBBER & PLASTICS (3.0%)
     R P M, Inc                    16,250                    182,267       341,250

SOAP & CLEANING PREPARATIONS (3.3%)
     Clorox                        5,000                    220,294       378,750

STEEL (2.8%)
     USX Steel Group               10,000                    320,213       326,250

TELECOMMUNICATIONS (21.2%)
     BCE, Inc                      13,000                    436,370       435,500
     Cable & Wireless PLC ADR      11,000                    202,583       226,875
     GTE Corp.                     12,500                    395,347       532,812
     Pacific Telesis Group         14,000                    375,305       420,000
     Telecom Corp New Zealand ADS  7,500                    358,258       502,500
     Telefonica de Espana, ADR     7,500                     202,956       311,250
                                                            --------      -------
                                                            1,970,819     2,428,937

UTILITIES - ELECTRIC (17.5%)
     FPL Group                     10,000                    344,874       433,750
     Idaho Power                   10,000                    250,658       286,250
     NIPSCO Industries             5,000                     184,612       185,000
     New York State Electric & Gas 13,000                    346,742       338,000
     Pacific Gas & Electric        15,000                    356,897       412,500
     Washington Water Power        19,900                   343,235       350,737
                                                             --------      -------
                                                            1,827,018     2,006,237

UTILITIES -WATER & GAS (10.7%)
     American Water Works          10,000                    295,430       321,250
     Peoples Energy                14,000                    380,014       427,000
     Piedmont Natural Gas          20,200                   286,926        474,700
                                                            --------      -------
                                                            962,370     1,222,950

TOTAL INVESTMENTS (97.6%)                                $8,786,834     11,204,312
     Other Assets (net of liabilities)                      -------        273,029
TOTAL NET ASSETS             (100%)                                    $11,477,341

FINANCIAL HIGHLIGHTS
                              Period                                                                     Jun.23
                               ended                                                                    1986 (in-
                                 Nov.                   For Year Ended May 31                            ception)
                                 30,                                                                           to
                                          ------------------------------------ -------------------------
                                1995          1994     1993     1992     1991     1990    1989     1988   5/31/87
                                ----          ----     ----     ----     ----     ----    ----     ----   -------
NET ASSET VALUE AT
BEGINNING
    OF PERIOD                     $12.92    12.86    11.94    11.36    10.86    10.39    9.11    10.73     10.00
   INCOME FROM
   INVESTMENT
   OPERATIONS
   Net Investment
   Income                            0.23     0.30     0.32     0.32     0.39     0.38    0.38     0.30      0.28
   Net gains or
   losses on
   securities
    (both realized
    and unrealized)                 1.20    (0.36)    0.92     0.58     0.46     0.53    1.29    (1.65)     1.24
                                    -----   ------    -----    -----    -----    -----   -----   ------     ----
Total From Investment
Operations                           1.43   (0.06)     1.24     0.90     0.85     0.91    1.67   (1.35)      1.52
   LESS DISTRIBUTIONS
   Dividends (from
   net investment
     income)                         0.00
                                            (0.30)   (0.32)   (0.32)   (0.35)   (0.44)  (0.39)   (0.27)    (0.28)
   Distributions                    0.00              0.00     0.00     0.00     0.00    0.00     0.00
                                    ----- --------    -----    -----    -----    -----   -----    ----
   (from capital                            (0.32)                                                         (0.51)
                                            ------                                                         ------
   gains)
Total Distributions                  0.00
                                            (0.62)   (0.32)   (0.32)   (0.35)   (0.44)  (0.39)   (0.27)    (0.79)
NET ASSET VALUE AT END
    OF PERIOD                     $        $        $        $        $         $        $               $
                                    14.35    12.18    12.86    11.94    11.36    10.86   10.39 $            10.73
                                                                                                   9.11
TOTAL RETURN                       11.07%  (0.63)%   10.26%    7.88%    8.11%    8.85%  18.86% (12.68)%    15.21%
RATIOS / SUPPLEMENTAL
DATA
Net assets ($000),                $        $        $        $        $         $        $      $        $
end of period                      11,477   10,432    9,398    6,913    5,868    4,760   3,645    3,559     3,189
Ratio of expenses to
ave. net
    assets (not                     0.82%    1.58%    1.58%    1.58%    1.66%    1.76%   1.88%    2.07%     1.81%
   annualized)
Ratio of net
investment income to
   ave. net assets                  1.71%    2.22%    2.65%    2.75%    3.73%    3.67%   3.85%    3.17%     3.53%
   (not annualized)
Portfolio turnover                     1%      21%      29%      19%      29%      19%     71%      66%       55%
rate
Average commission                 $0.044
rate paid


                            STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
ASSETS

     Investments, at value
     Common stocks (cost$8,889,946                                    11,204,313
     Cash                                                                206,930
     Dividends receivable                                                 68,895
     Insurance deposit                                                     2,529
        Total Assets                                                  11,482,666

LIABILITIES
     Payable to affiliate                                                 10,186
     Other liabilities                                                   (4,861)
        Total liabilities                                                5,325

NET ASSETS                                                           $11,477,341

FUND SHARES OUTSTANDING                                                  799,765

ANALYSIS OF NET ASSETS
     Paid in capital (unlimited shares authorized,
     without par)                                                      8,921,883
     Undistributed net
     investment income (loss)                                            142,618
     Accumulated net realized gain (loss) on
     investments                                                          98,474
     Unrealized net appreciation
     on investments                                                    2,314,366
                                                                        ---------
     Net Assets applicable to                                       $11,477,341
         Fund shares outstanding                                                                =========

NET ASSET VALUE PER SHARE                                                $14.35

STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1995
INVESTMENT INCOME
    Dividends                                                          $274,762
       Gross investment income                                                   $274,762
EXPENSES
    Investment adviser and administration fee                            51,848
    Professionalfees                                                     7,891
    Shareownerservicing                                                  8,279
    Miscellaneoustaxes                                                   9,034
    Printing andpostage                                                  2,001
    Filing and registration fees                                         7,353
    Other expenses                                                       4,446
                                                                         -----
    Total grossexpenses                                                 90,852
                                                                        ------
       Lesscredits                                                       2,060
                                                                         -----
    Net expenses                                                                88,792
                                                                                ------
       Net investment income                                                    185,969
                                                                                -------
NET REALIZED GAIN (LOSS) ON INVESTMENTS
    Proceeds from
    sales                                                              134,927
    Less cost of securities sold based on
    identified cost                                                    81,500
                                                                       ------
       Realized net gain                                                         53,427
UNREALIZED GAIN (LOSS) ON INVESTMENTS
    End of period                                                     2,314,366
    Beginning of                                                      1,397,750
                                                                      ---------
    Increase in unrealized gain for the period
                                                                                 916,616
                                                                                 -------
       Net realized and unrealized gain on
       investments                                                               970,043
                                                                                 -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $1,156,012
                                                                                =========

STATEMENT OF CHANGES IN NET ASSETS
                                                      Period ended              Year ended
                                                      Nov. 30, 1995             May 31, 1995
                                                      -------------             ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
     Net investment income                            $185,969                  $325,747
     Net realized gain (loss) on investments           53,427                   42,419
     Net increase (decrease) in unrealized             916,616                  637,606
                                                       -------                  -------
     Net increase (decrease) in net assets             1,156,012                1,005,772
                                                       ---------                ---------
  DIVIDENDS TO SHAREOWNERS FROM
     Net investment income                                    -                 (371,430)
                                                       ------                    --------

     Capital gains distributions                          -                      -
                                                       --------                --------
FUND SHARE TRANSACTIONS
     Proceeds from sales of shares                     57,845                   1,844,615
     Value of shares issued in reinvestment of
     dividends                                              -                   368,278
                                                       --------                 -------
                                                       657,845                  2,212,893
     Cost of shares redeemed                           1,044,358)               (2,571,121)
                                                       ---------                ----------
     Net increase (decrease) in net assets from
     share transactions                                (386,513)                (358,229)
                                                       --------                 --------
Total increase (decrease) in net assets                769,500                  276,113

NET ASSETS
     Beginning of period                               10,707,842               10,431,729
                                                       ----------               ----------
     End of period                                    $11,477,341               $10,707,842
                                                       ===========              ==============
     (Including undistributed net investment
     income of $142,618  for  Nov. 30,1995 and $164,912
     for Nov. 30,1994)
Shares of the Fund Sold and Redeemed
     Number of shares sold                             48,792.739               153,970.891
     Number of shares issued in reinvestment of
     dividends                                              -                   29,408.680
     Number of shares redeemed                         (77,887.632              (210,643.075)
                                                       -----------              ------------

Net Increase (Decrease) in Number of Shares
Outstanding                                            29,094.884               (27,263.504)
                                                       ==========               ===========



GROWTH FUND
INVESTMENTS
NOVEMBER 30, 1995
                                             NUMBER                                 MARKET
ISSUE                                     OF SHARES                      COST        VALUE
COMMON STOCKS (97.1%)

BUILDING (5.9%)
     BMC West                                4,500                     $74,188       55,688
     Butler Manufacturing                    2,500                      60,890       86,250
                                                                      -------      ------
                                                                      135,078      141,938
CHEMICALS  (1.1%)
     RPM, Inc.                               1,300                    23,763       27,300

COMPUTERS  (7.1%)
     Apple Computer                          1,000                    32,551       38,125
     Compaq Computer                         1,000                    36,201       49,500
     Hewlett-Packard                         1,000                   41,638       82,875
                                                                      -------      ------
                                                                       110,390      170,500
COMPUTER SOFTWARE  (12.3%)
     Shiva                                   1,400                    49,091      103,600
     Informix                                2,400                    28,722       66,450
     Intuit                                  1,500                   56,731      126,000
                                                                      -------     -------
                                                                      134,544      296,050
FOOD  (4.4%)
     Coca-Cola FEMSA S.A. ADR                2,400                    57,093       49,200
     ConAgra                                 1,400                   43,487       55,650
                                                                      -------      ------
                                                                      100,580      104,850
ELECTRIC UTILITIES  (2.1%)
     Enersis S.A. ADR                        2,000                    52,856       51,250

ELECTRONICS  (11.5%)
     Merix                                   2,500                    56,372       90,625
     Interpoint                              2,500                    20,108       30,000
     FLIR                                    3,200                    41,655       41,600
     Motorola                                1,200                    65,542       73,500
     Qualcomm                                1,000                    26,567       41,375
                                                                      -------      ------
                                                                      210,244      277,100
FINANCIAL & BUSINESS SERVICES  (2.3%)
     Reuters Holdings PLC-ADR               1,000                    43,333       56,375

HEALTHCARE (6.7%)
     United Healthcare                      1,800                    76,457      113,175
     Cardinal Health                         900                      33,941       48,600
                                                                      -------      ------
                                                                      110,398      161,775
MEDICAL TECHNOLOGY  (8.8%)
     Amgen                                   1,200                    32,403       59,550
     Liposome                                4,000                    21,665       67,000
    Glaxo Wellcome plc ADR                   1,000                    20,060       26,750
    Rhone-Poulenc Rohrer                     1,200                   44,297       57,450
                                                                      -------      ------
                                                                      118,425      210,750
MINING & PRECIOUS METALS  (2.7%)
    Cyprus Amax Minerals                    1,100                    33,054       30,250
    RTZ Corp PLC ADS                         600                      30,446       35,100
                                                                      -------      ------
                                                                      63,500       65,350
OIL & GAS PRODUCTION  (5.1%)
     YPF SA ADS                              3,000                    66,561       58,500
     Noble Drilling                          8,750                   60,832       63,437
                                                                      -------      ------
                                                                      127,393      121,937
PAPER & PAPER PRODUCTS  (2.1%)
     Aracruz Cellulose SA ADR                5,600                    45,915       50,400

PHOTOGRAPHIC SUPPLIES  (2.1%)
     Fuji Photo Film ADR                     1,000                    46,837       49,500

RETAIL  (2.6%)
     Nordstrom                               1,600                    63,228       62,800

STEEL PRODUCERS  (5.3%)
     Nucor                                   1,200                    64,623       59,850
     Schnitzer Steel Industries              2,300                   51,562       67,275
                                                                      -------      ------
                                                                 `    116,185      127,125
TELECOMMUNICATIONS  (5.9%)
     Cincinnati Bell                         2,400                    43,614       71,700
     Telefonica de Espana ADS                1,700                   70,376       70,550
                                                                      -------      ------
                                                                      113,990      142,250
TRANSPORTATION  (9.1%)
     Mesa Airlines                           7,000                    56,180       63,437
     Southwest Airlines                      2,100                    60,348       52,500
     Sea Containers Ltd. Cl A                1,500                    24,076       26,063
     Fritz Companies                         2,000                    29,732       77,500
                                                                      -------      ------
                                                                      114,156      219,500

TOTAL INVESTMENTS          (97.1%)                                    1,786,564    2,336,750
                                                                      =========     --------
     Other Assets (net of liabilities) (2.9%)                                        69,825
                                                                                 ----------
TOTAL NET ASSETS             (100%)                                              $2,406,575
                                                                                 ==========


FINANCIAL HIGHLIGHTS
SELECTED DATA PER SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD:

                                                                     Period     Year     2/3/94
                                                                     Ending   Ending   (Inception)
                                                                     11/30/955/31/95    to
                                                                                        5/31/94
NET ASSET VALUE AT BEGINNING OF PERIOD                                $5.04    $4.69      $5.00
   INCOME FROM INVESTMENT OPERATIONS
   Net investmentincome                                              (0.02)   (0.04)     (0.01)
   Net gains or
   losses on
   securities
    (both realized
    and unrealized)                                                   1.15     0.39      (0.30)
                                                                      -----    -----     ------
Total from investment operations                                      1.13     0.35     (0.31)
   LESS DISTRIBUTIONS
   Dividends (from net investment income)                              0.00     0.00     (0.01)


   Distributions (from capital gins)                                   0.00     0.00       0.00
                                                                      -----    -----      ----
 Total distributions                                                   0.00     0.00     (0.01)

NET ASSET VALUE AT END OF PERIOD                                       $6.17    $5.04      $4.69

TOTAL RETURN                                                         22.40%    7.46%    (6.20)%
RATIOS/SUPPLEMENTAL DATA
Net assets ($000),                                                   $2,407   $1,974       $952
end of period
Ratio of expenses to average net assets (notannualized)               1.46%    2.00%      0.62%
Ratio of net
investment income to
Average net assets (not annualized)                                 (0.68)%         (0.82)%    (0.35)%
Portfolio turnover rate (not annualized)                                                    9%             38%         6%
Average commission rate paid                                          $0.059


                     STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
ASSETS
     Investments, at value
     Common stocks (cost $1,786,564)                                      $2,336,750
     Cash                                                                     67,540
     Dividends receivable                                                      1,909
     Organization expense,unamortized                                          3,176
                                                                               -----
        Total Assets                                                      $2,409,375

LIABILITIES
     Payable to affiliate:                                                   2,075
     Other liabilities                                                         725
        Total Liabilities                                                    2,800

NET
ASSETS                                                                      2,406,575

FUND SHARES OUTSTANDING                                                      390,163

ANALYSIS OF NET ASSETS
     Paid in capital (unlimited shares authorized,
     without par)                                                           1,918,930
     Undistributed net
     investment income (loss)                                                (25,402)
     Accumulated net realized gain (loss) on
     investments                                                             (37,138)
     Unrealized net appreciation
     on investments                                                          550,186
                                                                             -------
     Net Assets applicable to                                                $2,406,575
      Fund shares outstanding                                                 =========

NET ASSET VALUE PER SHARE                                                       $6.17

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED NOVEMBER 30, 1995
INVESTMENT INCOME
    Dividends                                                            $11,587
                                                                         -------
       Gross investment income                                                   $11,587

EXPENSES
    Investmentadviser  fee                                              10,371
    Professionalfees                                                     1,276
    Shareholderservicing                                                 5,007
    Printing and postage                                                   682
    Filing and registration fees                                         3,162
    Miscellaneous taxes                                                  1,117
    Other expenses                                                       4,625
    Total gross expenses                                                23,720
       Less earnings credits                                            (2,520)
      Less advisory fee waived                                          (1,880)
    Net expenses                                                                21,840
                                                                                ------
       Net investment income                                                    (10,253)
                                                                                -------
NET REALIZED GAIN (LOSS) ON INVESTMENTS
    Proceeds from sales                                                 300,244
    Less cost of securities sold based on
    identified cost                                                     284,749
                                                                        -------
       Realized net gain                                                        15,495
                                                                                ------
UNREALIZED GAIN (LOSS) ON INVESTMENTS
    End of period                                                       550,186
    Beginning of period                                                 137,726
                                                                        -------
    Increase in unrealized gain for the period
                                                                                412,460
                                                                                -------
       Net realized and unrealized gain on
       investments                                                              427,955
                                                                                -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $417,702
                                                                                =========



STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                 Period ended     Year ended
                                                 Nov. 30, 1995     May 31, 1995
                                                -------------      ------------
FROM OPERATIONS
     Net investment income                     $(10,253)            $(12,307)
     Net realized (loss) gain on investments      15,495            (41,304)
     Net  increase (decrease) in unrealized
     appreciation                                412,460              170,599
                                                 -------              -------
     Net  increase (decrease) in net assets      417,703              116,988
                                                 -------              -------
DIVIDENDS TO SHAREOWNERS FROM
     Net investment income                             -                   -
     Capital gains distributions                       -                   -
                                                   ------              ------
                                                 417,703              116,988
FUND SHARE TRANSACTIONS
     Proceeds from sales of shares                517,687             1,440,053
     Value of shares issued in reinvestment of
     dividends                                         -                    -
                                                 --------            ---------

     Cost of shares redeemed
                                                (503,162)             (534,515)
     Net increase (decrease) in net assets from
     share transactions                           14,525              905,538
                                                  -------             -------
Total increase (decrease) in net assets          432,227              1,022,526

NET ASSETS
Beginning of period                              1,974,348              951,822
                                               ----------               -------
End of period
                                               2,406,575              1,974,348

Shares of the Fund Sold and Redeemed
     Number of shares sold
                                               90,292.541             302,223.290
     Number of shares issued in reinvestment of
     dividends                                          -                       -
     Number of shares redeemed
                                               (91,843.186)       (113,544.478)

Net Increase (Decrease) in Number of Shares
Outstanding                                    (1,541.645)          188,678.812

                          SUPPLEMENTARY INFORMATION

ORGANIZATION

Amana Mutual Funds Trust (the "Trust") was established under Indiana Law as a Business Trust on July 26, 1984. The Trust is registered as a no-load, open-end diversified series investment company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles. Two portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June 23, 1986. The Growth Fund began operations on February 3, 1994.

TRANSACTIONS WITH AFFILIATED PERSONS

Saturna Capital Corporation, under contracts approved by Income Fund shareowners on December 28, 1989, and by the initial shareholder of Amana Growth Fund on February 1,1994, provides investment advisory services and certain other administrative and distribution services and facilities required by each Fund to conduct its business. For such services, each Fund pays an annual fee equal to
 .95% of its average daily net assets. In the event that total expenses of a Fund in any one year (excluding interest, brokerage commissions and federal and state taxes) exceeds 2%, Saturna Capital reimburses the Fund the amount of any such excess. The president of Saturna Capital is a trustee and, together with his family owns 2.5% of the Income Fund and 1.3% of the Growth Fund. North American Islamic Trust, Inc. (owning 0.35% of the Income Fund and 4.4% of the Growth
Fund), is the religious consultant to Saturna regarding Islamic principles under an agreement with Saturna, as adviser. From its advisory fee, Saturna pays North American Islamic Trust, Inc. a fee equal to .20% of the average daily net assets of the each Fund. One trustee of Amana is a trustee of North American Islamic Trust.

Saturna Capital also acts as transfer agent to each Fund of the Trust for a fee of $1.10 per month per active account. The Trust acts as distributor of its own shares, except in those states where Investors National Corporation (a subsidiary of Saturna Capital Corporation) is registered as a broker-dealer and is willing to act as distributor without compensation. Investors National Corporation, a discount broker, often executes securities transactions for the Funds at Investors National's discount commission rate: 4 cents per share plus the price of one share.

All trustees serve without compensation.

                                  EXPERIENCE IS IMPORTANT

Amana Mutual Funds Trust began operations in 1986. Saturna Capital, with extensive experience in mutual funds, invests the Fund portfolios and handles their operations.

The Trust is managed by a Board of five Trustees, all serving without compensation:


TRUSTEES
Bassam Osman, MD, CHAIRMAN
Nicholas Kaiser, MBA, PRESIDENT
M. Yaqub Mirza, PhD, TREASURER
Jamal M. al-Barzinji, PhD
Iqbal Unus, PhD


OFFICERS
Bassam Osman, CHAIRMAN
Nicholas Kaiser, PRESIDENT
M. Naziruddin Ali, VICE PRESIDENT
James D. Winship, SECRETARY
M. Yaqub Mirza, TREASURER
Meredith Ross, ASST. TREASURER
Iqbal Unus, ASST. SECRETARY


                                           SATURNA CAPITAL
                                          (Grpahic omitted)



                               INVESTMENT ADVISER
                                       AND
                                  ADMINISTRATOR


                          NORTH AMERICAN ISLAMIC TRUST
                              RELIGIOUS CONSULTANT


THIS REPORT IS FOR THE INFORMATION OF THE SHAREOWNERS OF THE TRUST. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS IT IS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

                                      AMANA
                               MUTUAL FUNDS TRUST
                                   INCOME FUND
                                   GROWTH FUND
                                NOVEMBER 30, 1995
                                     REPORT
                              1300 No. State Street
                            Bellingham WA 98225-4730
                          (1-800/728-8762)1-800/SATURNA
                               FAX: 1-360/734-0755